Summary of Significant Accounting Policies - Schedule of Impact of Adoption on Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Net income	$ (74)	$ 91	$ 14	$ 67	$ 86	$ (13)	$ 321	$ (1)	$ 5	$ 48	$ 153	$ 258	$ 312	$ 149
Deferred income taxes										(31)	27	(68)	66	(192)
Changes in operating assets and liabilities:
Accounts receivable, net										6	(90)	(90)	(43)	(60)
Accounts payable and accrued liabilities										(109)	(100)	3	82	48
Royalty advances										(47)	(61)	(110)	31	17
Deferred revenue										(14)	(19)	(4)	(4)	22
Other balance sheet changes										(37)	28	(9)	4	6
Net cash (used in) provided by operating activities										164	99	400	425	535
Effect of exchange rate changes on cash and equivalents										(3)	(1)	(7)	(8)	7
Net increase (decrease) in cash and equivalents										(135)	(44)	105	(133)	288
Cash and equivalents at beginning of period			$ 470		514				$ 647	619	514	514	647	359
Cash and equivalents at end of period	$ 484	619		$ 470		514				484	470	619	514	$ 647
Balances Without Adoption Of ASC 606
Cash flows from operating activities
Net income												246
Deferred income taxes												(72)
Changes in operating assets and liabilities:
Accounts receivable, net												(67)
Accounts payable and accrued liabilities												1
Royalty advances												(124)
Deferred revenue												5
Other balance sheet changes												(9)
Net cash (used in) provided by operating activities												400
Effect of exchange rate changes on cash and equivalents												(7)
Net increase (decrease) in cash and equivalents												105
Cash and equivalents at beginning of period					514					619	514	514
Cash and equivalents at end of period		619				514						619	514
Difference between Revenue Guidance in Effect before and after Topic 606 | Topic 606
Cash flows from operating activities
Net income												12
Deferred income taxes												4
Changes in operating assets and liabilities:
Accounts receivable, net												(23)
Accounts payable and accrued liabilities												2
Royalty advances												14
Deferred revenue												(9)
Other balance sheet changes												0
Net cash (used in) provided by operating activities												0
Effect of exchange rate changes on cash and equivalents												0
Net increase (decrease) in cash and equivalents												0
Cash and equivalents at beginning of period					$ 0					$ 0	$ 0	0
Cash and equivalents at end of period		$ 0				$ 0						$ 0	$ 0